Net Loss Per Share Attributable to Common Stockholders (Details) - Schedule of Potential Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options [Member]
Schedule of Potential Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share [Line Items]
Potential anti-dilutive outstanding securities were excluded	1,065,691	1,307,052	1,322,677
Warrants [Member]
Schedule of Potential Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share [Line Items]
Potential anti-dilutive outstanding securities were excluded		143,044	143,044